27. EFFECT OF MOVEMENTS IN EXCHANGE RATES (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current liabilities
Other non-current financial liabilities	$ 127,810,125	$ 148,992,036
Accounts payable to related entities	292,555	319,601
Deferred tax liabilities	53,373,158	50,388,290
Non-current provisions for employee benefits	2,829,938	2,859,643	$ 2,617,507	$ 2,463,037
Other non-financial liabilities	595,435	702,434
Total non-current liabilities	184,901,211	203,262,004
Total liabilities	505,593,351	498,131,966	$ 528,351,924
1 to 3 years
Non-current liabilities
Other non-current financial liabilities	44,675,825	52,382,774
Accounts payable to related entities	292,555	319,601
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-financial liabilities	595,435	702,434
Total non-current liabilities	45,563,815	53,404,809
Total liabilities	366,255,955	348,274,771
1 to 3 years | CHILEAN PESO
Non-current liabilities
Other non-current financial liabilities	613,486	693,250
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-financial liabilities	8,736	0
Total non-current liabilities	622,222	693,250
1 to 3 years | USD
Non-current liabilities
Other non-current financial liabilities	24,197,088	28,577,169
Other non-financial liabilities	585,945	702,434
Total non-current liabilities	24,783,033	29,279,603
1 to 3 years | CAD
Non-current liabilities
Other non-financial liabilities	754	0
Total non-current liabilities	754	0
1 to 3 years | EUR
Non-current liabilities
Other non-current financial liabilities	0	346
Total non-current liabilities	0	346
1 to 3 years | UF
Non-current liabilities
Other non-current financial liabilities	19,316,437	21,956,658
Accounts payable to related entities	292,555	319,601
Total non-current liabilities	19,608,992	22,276,259
1 to 3 years | GBP
Non-current liabilities
Other non-current financial liabilities	13,486	0
Total non-current liabilities	13,486	0
1 to 3 years | ARS
Non-current liabilities
Other non-current financial liabilities	535,328	1,043,458
Total non-current liabilities	535,328	1,043,458
1 to 3 years | BRL
Non-current liabilities
Other non-current financial liabilities	0	46,277
Total non-current liabilities	0	46,277
1 to 3 years | MXN
Non-current liabilities
Other non-current financial liabilities	0	65,616
Total non-current liabilities	0	65,616
3 to 5 years
Non-current liabilities
Other non-current financial liabilities	1,397,541	17,565,322
Accounts payable to related entities	0	0
Deferred tax liabilities	2,863,964	584,121
Non-current provisions for employee benefits	2,829,938	2,859,643
Other non-financial liabilities	0	0
Total non-current liabilities	7,091,443	21,009,086
Total liabilities	7,091,443	21,009,086
3 to 5 years | CHILEAN PESO
Non-current liabilities
Other non-current financial liabilities	0	0
Deferred tax liabilities	2,863,964	584,121
Non-current provisions for employee benefits	2,829,938	2,859,643
Other non-financial liabilities	0	0
Total non-current liabilities	5,693,902	3,443,764
3 to 5 years | USD
Non-current liabilities
Other non-current financial liabilities	311,287	0
Other non-financial liabilities	0	0
Total non-current liabilities	311,287	0
3 to 5 years | CAD
Non-current liabilities
Other non-financial liabilities	0	0
Total non-current liabilities	0	0
3 to 5 years | EUR
Non-current liabilities
Other non-current financial liabilities	28,157	0
Total non-current liabilities	28,157	0
3 to 5 years | UF
Non-current liabilities
Other non-current financial liabilities	714,023	17,565,322
Accounts payable to related entities	0	0
Total non-current liabilities	714,023	17,565,322
3 to 5 years | GBP
Non-current liabilities
Other non-current financial liabilities	173,973	0
Total non-current liabilities	173,973	0
3 to 5 years | ARS
Non-current liabilities
Other non-current financial liabilities	170,101	0
Total non-current liabilities	170,101	0
3 to 5 years | BRL
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
3 to 5 years | MXN
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years
Non-current liabilities
Other non-current financial liabilities	81,736,759	79,043,940
Accounts payable to related entities	0	0
Deferred tax liabilities	50,509,194	49,804,169
Non-current provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total non-current liabilities	132,245,953	128,848,109
Total liabilities	132,245,953	128,848,109
Over 5 years | CHILEAN PESO
Non-current liabilities
Other non-current financial liabilities	163,805	0
Deferred tax liabilities	50,509,194	49,804,169
Non-current provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total non-current liabilities	50,672,999	49,804,169
Over 5 years | USD
Non-current liabilities
Other non-current financial liabilities	47,923	0
Other non-financial liabilities	0	0
Total non-current liabilities	47,923	0
Over 5 years | CAD
Non-current liabilities
Other non-financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | EUR
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | UF
Non-current liabilities
Other non-current financial liabilities	81,525,031	79,043,940
Accounts payable to related entities	0	0
Total non-current liabilities	81,525,031	79,043,940
Over 5 years | GBP
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | ARS
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | BRL
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | MXN
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	$ 0	$ 0